5. STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
NOTE 5 - STOCKHOLDERS' EQUITY

The Company is authorized to issue up to 5,000,000 shares of its $0.001 par value preferred stock and up to 200,000,000 shares of its $0.001 par value common stock.  During the year ended December 31, 2013, the Company amended its certificate of incorporation to increase the number of common shares from 100,000,000 to 200,000,000. The amendment went into effect September 7, 2013.

Preferred Stock

No shares of preferred stock have been issued and the terms of such preferred stock have not been designated by the Board of Directors.

Common Stock

On May 7, 2012 the Company issued 20,000 shares of common stock at a price per share of $1.10 and issued a warrant to purchase an additional 20,000 shares of common stock at $1.15 per share for gross proceeds of $22,000. The warrant is exercisable immediately and has a five year term. The Company has evaluated these warrants for proper classification based on terms of the warrant agreement and has determined that equity classification is appropriate. The Company estimated the relative fair value of the warrant to be $8,754 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital.

During May 2012 the Company entered into a consulting agreement under which it is required to pay the consultant a monthly fee consisting of 25,000 shares of restricted common stock beginning May 21, 2012 through May 21, 2013. As of December 31, 2012 the Company had issued 150,000 shares due under this agreement for services rendered during June through November 2012 with a fair value of $76,500.  An accrual in the amount of $14,000 representing the fair value of the 33,333 unissued shares for services rendered in December 2012 was included in the accompanying December 31, 2012 balance sheet.  The 33,333 shares were subsequently issued during the year ended December 31, 2013.  An additional 12,000 shares were issued in January 2013 for services performed in January.  The agreement was terminated in January 2013.

During June 2012 the Company issued 80,000 shares of its common stock with a fair value of $40,800 in exchange for professional consulting services.

On June 29, 2012 the Company issued 1,000,000 shares to an affiliate of Advance Pharmaceutical Co., Ltd. (APC) in a private placement for net proceeds of $500,000. APC is licensed to distribute SUGARDOWN® in Hong Kong, China and Macau.  The Company reviewed the private placement issuance and determined that the issuance price of $0.50 per share approximates fair value as of the date of issuance.

During July 2012 the Company entered into a consulting agreement under which it is required to pay the consultant a monthly fee consisting of $4,000 paid in cash and 7,500 shares of restricted common stock.  As of December 31, 2012 the Company has issued the 22,500 total shares due under this agreement for services rendered during July, August and September 2012 with an aggregate fair value of $11,475.  The agreement was terminated as of September 30, 2012.

On November 13, 2012 the Company issued 1,250,000 shares of its common stock at a price per share of $0.50 and issued a warrant to purchase 625,000 additional shares for $1.00 per share for gross proceeds of $625,000. The warrant is exercisable immediately and has a five year term. The Company has evaluated these warrants for proper classification based on terms of the warrant agreement and has determined that equity classification is appropriate. The Company estimated the relative fair value of the warrant to be $124,019 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital.

On March 14, 2013 the Company issued 500,000 shares of its common stock at a price per share of $0.50 and issued a warrant to purchase 250,000 additional shares for $1.00 per share for gross proceeds of $250,000 to CJY Holdings Limited, a company controlled by Conroy Cheng's brother Cheng Chi Him. The warrant is exercisable immediately and has a five year term. The Company has evaluated these warrants for proper classification based on terms of the warrant agreement and has determined that equity classification is appropriate. The Company estimated the relative fair value of the warrant to be $35,457 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital.

On April 29, 2013 the Company issued a warrant to purchase 100,000 of common stock for $1.00 per share in exchange for consulting services rendered. The warrant associated with the consulting agreement is exercisable immediately and has a five year term. The Company has evaluated these warrants for proper classification based on terms of the warrant agreement and has determined that equity classification is appropriate. The Company estimated the fair value of the warrant to be $19,865 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital.

On April 30, 2013 the Company issued 52,000 shares of its common stock with a fair value of $28,080 in exchange for consulting services rendered during February through April 2013 in connection with two separate consulting agreements.

On June 28, 2013 the Company issued 40,000 shares of its common stock with a fair value of $14,000 in exchange for consulting services rendered during May and June in connection with two separate consulting agreements.

Between July and September 2013, the Company conducted four closings of its private placement of securities with accredited investors pursuant to which the investors purchased in aggregate 17,659,007 shares of the Company’s common stock and warrants to purchase an additional 8,829,484 shares of common stock at an exercise price of $0.50 per share (the Investor Warrants) for total gross proceeds of $5,297,698. In addition, the Company issued warrants to the Placement Agent in exchange for services to purchase in aggregate 1,808,849 shares for $0.30 per share (the Placement Agent Warrants).  The Investor Warrants and Placement Agent Warrants are currently exercisable and have a five year term. The Company has evaluated these warrants for proper classification based on terms of the warrant agreements and has determined that equity classification is appropriate. The Company estimated the relative fair value of the Investor Warrants associated with the investor subscription agreements and Placement Agent Warrants as $1,279,093 and $288,101, respectively, using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital. In addition, issuance costs paid by the Company in connection with the private placement offering totaled $408,270.  CJY Holdings Limited purchased 6,666,660 shares and 3,333,320 Investor Warrants included in this Private Placement on the same terns as the other participants purchasing shares in the transaction.

During September 2013 the Company issued 52,000 shares of its common stock with a fair value of $22,920 in exchange for consulting services rendered during July through September 2013 in connection with two separate consulting agreements.

During October 2013 the Company conducted an additional closing of its private placement of securities to related parties and affiliates resulting in the purchase of 153,334 shares of the Company’s common stock and warrants to purchase 76,666 additional shares of common stock at an exercise price of $0.50 per share for total gross proceeds of $46,000. The warrant associated with the subscription agreement is exercisable immediately and has a five year term. The Company estimated the relative fair value of the warrants as $13,411 using the Black Scholes model which has been recorded as a component of permanent equity in additional paid in capital.

During October 2013 the Company issued 43,860 shares of its common stock with a fair value of $61,404 in exchange for consulting services rendered during August through October 2013 in connection with a consulting agreement.

During October 2013 the Company entered into a consulting agreement under which it is required to pay the consultant a monthly fee consisting of $10,000 paid in cash and a warrant to purchase 265,000 shares of common stock at an exercise price of $0.50 per share.  The warrant associated with the consulting agreement is exercisable immediately and has a five year term.  The Company estimated the fair value of the warrant at $263,036 using the Black Scholes model which has been recorded as a component of permanent equity in additional paid in capital.

On November 18, 2013 the Company issued 22,000 shares of its common stock with a fair value of $32,120 in exchange for consulting services rendered during November 2013 in connection with a consulting agreement.

During December 2013 the Company issued 35,316 shares of its common stock with a fair value of $49,292 in exchange for consulting services rendered during September through December 2013 in connection with two separate consulting agreements.

During the year ended December 31, 2013, the Company received $270,000 of cash proceeds in connection with a potential private placement financing expected to be executed during 2014. As of December 31, 2013, the terms of the private placement were not secured and the Company had recorded the $270,000 of proceeds as a stock subscription in accrued expenses and other current liabilities within the accompanying balance sheet.